LEASES - Supplemental consolidated balance sheet information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lessee Disclosure [Abstract]
Right-of-use assets	¥ 641	$ 90	¥ 819
Current lease liabilities included within Other payables and accruals (Note 16)	140		274
Long-term lease liabilities	477	$ 67	534
Total lease liabilities	¥ 617		¥ 808
Weighted average remaining lease term	6 years	6 years	5 years
Weighted average discount rate	4.60%	4.60%	4.40%